Warrants (Details 1) - $ / shares	Dec. 31, 2024	Aug. 22, 2024	Aug. 05, 2024	Jun. 18, 2024	Jun. 17, 2024
Class of Warrant or Right [Line Items]
Number outstanding		5,000	80,000	50,000	120,000
Warrant [Member]
Class of Warrant or Right [Line Items]
Number outstanding	0
Weighted Average Exercise Price Outstanding	$ 0
Exercise Price	$ 0